Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Policies. The Compensation Committee typically grants equity-based awards, in the form of stock options , to our executive officers and other employees on an annual grant cycle in the first quarter of each calendar year and may also make off cycle awards from time to time on an as-needed basis. Awards to our directors are made following the annual meeting of stockholders. Executives’ stock options are granted with an exercise price based on the fair market value on the date of grant. Equity grants to executives currently are made pursuant to our 2023 Omnibus Incentive Plan (the “2023 Plan”). The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.